Share-Based Payments - Summary of Information on Warrants Activity (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	896,225	899,225
Option exercisable, ending balance	896,225	896,225	899,225
Weighted- average exercise price per share, beginning balance	€ 27.18	€ 27.15
Weighted- average exercise price per share, ending balance	€ 27.18	€ 27.18	€ 27.15
Option outstanding, beginning balance	896,225	899,225
Warrants outstanding, exercised		(3,000)
Option outstanding, ending balance	896,225	896,225	899,225
Weighted average exercise price per share, beginning balance	€ 27,180	€ 27,150
Weighted average exercise price per share, exercised		18,680
Weighted average exercise price per share, ending balance	€ 27,180	€ 27,180	€ 27,150
Remaining Average Useful Life	3.3y	4.3y	5.3y